Average Annual Total Returns			12 Months Ended		47 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
U.S. Global Jets Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Global Jets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent				12.17%		5.40%		2.32%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent				17.88%	12.67%	14.42%	14.89%	14.82%
U.S. Global Go Gold and Precious Metal Miners Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	U.S. Global Go Gold and Precious Metal Miners Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]			158.28%		21.22%	18.92%
U.S. Global Sea to Sky Cargo Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Global Sea to Sky Cargo Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent				20.12%	6.42%
WAR INDEX2 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			15.94%	17.88%
U.S. Global Jets ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				11.58%		4.97%		1.78%
U.S. Global Jets ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				11.36%		4.88%		1.63%
U.S. Global Jets ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				7.01%		3.85%		1.37%
U.S. Global GO GOLD and Precious Metal Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				126.97%		18.15%	17.95%
Performance Inception Date		Jun. 27, 2017
U.S. Global GO GOLD and Precious Metal Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				126.55%		17.94%	17.53%
U.S. Global GO GOLD and Precious Metal Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				75.60%		14.78%	15.04%
U.S. Global Sea to Sky Cargo ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				17.37%	4.10%
Performance Inception Date		Jan. 19, 2022
U.S. Global Sea to Sky Cargo ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				15.87%	1.37%
U.S. Global Sea to Sky Cargo ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				11.81%	2.96%
U.S. Global Technology and Aerospace & Defense ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.73%	31.86%
Performance Inception Date		Dec. 27, 2024
U.S. Global Technology and Aerospace & Defense ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			24.01%	25.98%
U.S. Global Technology and Aerospace & Defense ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			20.38%	19.05%

[1]	Prior to December 30, 2025, the Fund tracked the performance of the U.S. Global Go Gold and Precious Metal Miners Index.